Earnings Per Share	12 Months Ended
Dec. 31, 2013
EARNING PER SHARE [Abstract]
Earnings Per Share
7.	EARNINGS PER SHARE

Basic and diluted earnings per ordinary share attributable to the Company’s shareholders are calculated in accordance with ASC 260, “Earnings Per Share.” Earnings per ordinary share do not differ between Class A and Class B ordinary shares, as there are no differences between the share classes as it relates to distributions of earnings. Reconciliations of the numerator and denominator of the per-share computations for the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	2,039,074	1,765,392	1,587,888
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	567,138,809	554,813,612	536,790,221
Dilutive effect of share options	39,884	28,461	605,192
Denominator for diluted calculation	567,178,693	554,842,073	537,395,413
Net income per ordinary share attributable to Shanda Games Limited’s ordinary shareholders - basic	3.60	3.18	2.96
Net income per ordinary share attributable to Shanda Games Limited’s ordinary shareholders - diluted	3.60	3.18	2.95

For 2011, 2012 and 2013, the Group excluded 30,448,623, 27,646,400 and 16,723,609, respectively, outstanding weighted average stock options from the calculation of diluted earnings per common share because their effects were anti-dilutive.